Cover	Mar. 06, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 06, 2024
Entity Registrant Name	Crescent Energy Company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41132
Entity Tax Identification Number	87-1133610
Entity Address, Address Line One	600 Travis Street,
Entity Address, Address Line Two	Suite 7200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	337-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CRGY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001866175
Amendment Flag	false